Note 18 - Segment Reporting and Geographic Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
18.	Segment reporting and geographic information

The Company’s operations are organized into two segments, consisting of Plinabulin pipeline and TPD platform.

The Company presents segment information after elimination of inter-company transactions. In general, revenues and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates operating expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, headcount, depending on the nature of the relevant operating expenses. The Company does not allocate assets to its segments as the Company’s CODM does not evaluate the performance of segments using asset information.

The table below provides a summary of the Company’s operating segment operating results for the year ended December 31, 2021:

	Year ended December 31, 2021
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	1,351	-	1,351

Operating expenses
Research and development	(32,077)	(4,851)	40	(36,888)
General and administrative	(29,737)	(1,166)	200	(30,703)

Loss from operations	(61,814)	(4,666)	240	(66,240)
Total other income (expenses), net	1,382	460	(240)	1,602

Loss before income tax	(60,432)	(4,206)	-	(64,638)
Income tax expenses	(3,218)	(352)	-	(3,570)

Net loss	(63,650)	(4,558)	-	(68,208)
Less: Net loss attributable to noncontrolling interests	(4,029)	-	-	(4,029)
Net loss attributable to BeyondSpring Inc.	(59,621)	(4,558)	-	(64,179)

The table below provides a summary of the Company’s operating segment operating results for the year ended December 31, 2022:

	Year ended December 31, 2022
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	1,351	-	1,351

Operating expenses
Research and development	(18,180)	(7,442)	40	(25,582)
General and administrative	(11,346)	(1,862)	200	(13,008)

Loss from operations	(29,526)	(7,953)	240	(37,239)
Total other income (expenses), net	400	962	(240)	1,122

Loss before income tax	(29,126)	(6,991)	-	(36,117)
Income tax expenses	(227)	64	-	(163)

Net loss	(29,353)	(6,927)	-	(36,280)
Less: Net loss attributable to noncontrolling interests	(3,001)	-	-	(3,001)
Net loss attributable to BeyondSpring Inc.	(26,352)	(6,927)	-	(33,279)

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)

18.	Segment reporting and geographic information (continued)

The table below provides a summary of the Company’s operating segment operating results for the year ended December 31, 2023:

	Year ended December 31, 2023
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	1,751	-	1,751

Operating expenses
Research and development	(7,312)	(7,363)	40	(14,635)
General and administrative	(8,009)	(2,421)	200	(10,230)

Loss from operations	(15,321)	(8,033)	240	(23,114)
Total other income (expenses), net	1,398	114	(240)	1,272

Loss before income tax	(13,923)	(7,919)	-	(21,842)
Income tax expenses	(92)	(14)	-	(106)

Net loss	(14,015)	(7,933)	-	(21,948)
Less: Net loss attributable to noncontrolling interests	(922)	-	-	(922)
Net loss attributable to BeyondSpring Inc.	(13,093)	(7,933)	-	(21,026)

For the years ended December 31, 2021, 2022 and 2023, the Company recognized revenue of $1,351, $1,351, and $1,751 respectively. All of the Company’s revenue was derived from the U.S. for the years ended December 31, 2021, 2022 and 2023. The Company’s long-lived assets by geographic area are presented as follows:

	December 31,
	2022	2023
	$	$
Property and equipment, net:

PRC	90	60
U.S.	1,778	1,568

Total	1,868	1,628